LIBERTY NEW YORK
                                 TAX-EXEMPT FUND
                                  Annual Report
                                January 31, 2003

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


                                LIBERTY NEW YORK
                                 TAX-EXEMPT FUND
                                  Annual Report
                                January 31, 2003

[photo of man smiling]:


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                         POINT. CLICK. LIBERTY EDELIVERY


               To sign up for eDelivery, go to www.icsdelivery.com

PRESIDENT'S MESSAGE

[photo of Joseph R. Palombo]

Dear Shareholder:

For a third consecutive year, the municipal bond market offered positive returns. Municipal bonds were aided by declining interest rates and by strong demand from investors who shied away from the stock market in the wake of corporate scandal, depressed profits and a foundering economy. Municipal bonds also attracted investors with tax-free income that was generally on par with income from taxable bonds. However, municipal bonds did not perform as well as US Treasuries for two reasons. First, the municipal bond market was flooded with new issues. Second, credit quality of municipal bonds generally deteriorated over the course of the year.

Although municipal bonds performed well, the environment was volatile during the year. Early in the period, municipal bond prices declined in response to concerns that a robust economic recovery could send interest rates higher. Then, prices rose when economic growth turned sluggish in the second quarter of 2002. Bond prices came down again in the final months of the reporting period when the Federal Reserve Board stepped in to lower short-term interest rates and concerns arose that the rate cut could lead to stronger economic growth.

The following report will provide you with more detailed information about the New York municipal bond market, fund performance and the strategies used by portfolio manager Gary Swayze. As always, we thank you for investing in Liberty funds and for giving us the opportunity to help you build a strong financial future.

Sincerely,

/s/ Joseph R. Palombo
Joseph R. Palombo
President


MEET THE NEW PRESIDENT

Joseph R. Palombo, president and chairman of the Board of Trustees for Liberty Funds, is also chief operating officer of Columbia Management Group. Mr. Palombo has over 19 years of experience in the financial services industry. Prior to joining Columbia Management, he was chief operating officer and chief compliance officer for Putnam Mutual Funds. Prior to that, he was a partner at Coopers & Lybrand. Mr. Palombo received his degree in economics/accounting from the College of the Holy Cross, where he was a member of Phi Beta Kappa. He earned his master's degree in taxation from Bentley College and participated in the Executive Program at the Amos B. Tuck School at Dartmouth College.


            o NOT FDIC INSURED o May Lose Value o No Bank Guarantee

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PERFORMANCE INFORMATION

Value of a $10,000 investment
1/31/93 - 1/31/03

PERFORMANCE OF A $10,000 INVESTMENT
1/31/93 - 1/31/03 ($)

                  without    with
                   sales     sales
                  charge    charge
------------------------------------
 Class A          18,070    17,212
------------------------------------
 Class-B          16,766    16,766
------------------------------------
 Class-C          17,630    17,630


[mountain chart data]:

                                                  Lehman Brothers
            Class A shares     Class A shares       Municipal
           with sales charge  without sales charge  Bond Index
------------------------------------------------------------------
1/1993           $ 9,525           $10,000          $10,000
                   9,860            10,352           10,355
                  10,085            10,588           10,600
                  10,434            10,954           10,966
                  10,664            11,195           11,226
                   9,927            10,422           10,579
                  10,148            10,654           10,801
                   9,754            10,241           10,489
                  10,093            10,596           10,827
                  10,539            11,064           11,283
                  10,711            11,245           11,651
                  11,132            11,687           12,046
                  11,605            12,183           12,457
                  11,283            11,846           12,180
                  11,480            12,052           12,420
                  11,760            12,346           12,733
                  11,926            12,520           12,935
                  11,973            12,570           12,988
                  12,657            13,288           13,694
                  12,738            13,373           13,814
                  13,203            13,861           14,244
                  13,079            13,731           14,197
                  13,406            14,074           14,515
                  13,786            14,474           14,923
                  14,076            14,778           15,191
                  14,007            14,705           15,184
                  13,678            14,360           14,933
                  13,247            13,908           14,658
                  13,182            13,839           14,639
                  13,651            14,332           15,043
                  14,196            14,904           15,576
                  14,524            15,248           15,906
                  15,237            15,997           16,585
                  15,132            15,887           16,605
                  15,845            16,635           17,147
                  16,217            17,026           17,577
                  16,113            16,917           17,563
                  16,360            17,176           17,767
                  16,854            17,694           18,296
                  17,032            17,882           18,607
1/2003            17,212            18,070           18,873


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The graph and table do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. The Lehman Brothers Municipal Bond Index is an unmanaged index that tracks the performance of the municipal bond market. Unlike the fund, indexes are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.


AVERAGE ANNUAL TOTAL RETURN AS OF 1/31/03 (%)
Share class                                          A                          B                           C
Inception                                         9/26/86                    8/4/92                      8/1/97
--------------------------------------------------------------------------------------------------------------------
                                           without       with         without        with        without       with
                                            sales        sales         sales         sales        sales        sales
                                           charge       charge        charge        charge       charge       charge
--------------------------------------------------------------------------------------------------------------------
1-year                                      6.81         1.74          6.02          1.02          6.34         5.34
--------------------------------------------------------------------------------------------------------------------
5-year                                      5.45         4.42          4.66          4.32          4.97         4.97
--------------------------------------------------------------------------------------------------------------------
10-year                                     6.10         5.58          5.30          5.30          5.83         5.83
--------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/02 (%)
Share class                                          A                          B                           C
--------------------------------------------------------------------------------------------------------------------
                                           without       with         without        with         without      with
                                            sales        sales         sales         sales         sales       sales
                                           charge       charge        charge        charge        charge      charge
--------------------------------------------------------------------------------------------------------------------
1-year                                      9.99          4.77         9.18          4.18          9.51         8.51
--------------------------------------------------------------------------------------------------------------------
5-year                                      5.85          4.83         5.07          4.74          5.38         5.38
--------------------------------------------------------------------------------------------------------------------
10-year                                     6.33          5.81         5.53          5.53          6.07         6.07
--------------------------------------------------------------------------------------------------------------------


Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year -1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

Class C share performance information includes returns for the fund's class A shares (the oldest existing fund class) for periods prior to its inception. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and class C shares. Had the expense differential been reflected, the returns for the periods prior to the inception of class C shares would have been lower.

SEC YIELDS AS OF 1/31/03 (%)
Class A                            3.57
Class B                            2.95
Class C                            3.27

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the advisor or its affiliates had not waived certain expenses, the SEC yield would have been 3.39%, 2.77% and 2.79% for class A, B and C shares, respectively.

TAXABLE-EQUIVALENT SEC YIELDS
AS OF 1/31/03 (%)
Class A                            6.24
Class B                            5.16
Class C                            5.72

Taxable-equivalent SEC yields are based on the combined maximum effective 42.81% federal and state income tax rates. This tax rate does not reflect the phaseout of exemptions or the reduction of otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

NET ASSET VALUE PER SHARE
AS OF 1/31/03 ($)
Class A                            7.60
Class B                            7.60
Class C                            7.60

DISTRIBUTIONS DECLARED PER SHARE
2/1/02 - 1/31/03 ($)
Class A                            0.33
Class B                            0.27
Class C                            0.29

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.



PORTFOLIO MANAGER'S REPORT

For the 12-month period that ended January 31, 2003, Liberty New York Tax-Exempt Fund class A shares returned 6.81% without sales charge. That was slightly lower than the 7.46% return of the Lehman Brothers Municipal Bond Index. However, the fund outperformed the 6.29% average return of its peer group, the Lipper New York Municipal Debt Funds Category.1

The fund underperformed its benchmark because New York bonds were hurt far more by credit concerns than bonds of most of the other states included in this index. The fund also lagged the index because the average maturity of its bonds was longer than the index, and shorter-term bonds outperformed during the period. We believe the fund outperformed its peer group primarily because it emphasized intermediate-term bonds, which were also strong performers.

CALL PROTECTION HELPED PERFORMANCE

As part of our strategy this period, we continued our emphasis on owning bonds with good call protection. This approach benefited the fund for two reasons. First, it effectively insulated the fund from the possibility that bond issuers would redeem, or "call," higher yielding bonds before maturity. Therefore, we were able to hold "older" higher yielding bonds for a longer period of time. Second, we were able to avoid purchasing callable bonds with premium coupons. Premium callable bonds tend to be priced as if they have a shorter duration (two to four years) than stated maturity. In an environment of declining interest rates, which characterized this reporting period, bonds with shorter duration in general tend not to perform as well as bonds with intermediate or longer duration.

TREASURY FUTURES HELD BACK PERFORMANCE

Our decisions to hedge against a possible Treasury market correction by selling 10-year Treasury futures and building up a short-term municipal note position hurt fund performance. In retrospect, these defensive moves were premature, as interest rates continued to decline longer and further than we expected. However, when interest rates rose and the bond market sold off near the end of the period, these holdings helped cushion the fund. We subsequently reduced these hedges and committed the note reserves to new purchases in the municipal marketplace.


----------
1 Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund.

A CAUTIOUS OUTLOOK FOR THE YEAR AHEAD

With no significant stimulus in sight for ramping up the growth rate in the US economy, we believe that interest rates could fall further in 2003, especially in the 10- to 20-year maturity range where the fund continues to focus. However, other factors could diminish the positive impact of declining interest rates. After a boom in the 1990s, a sharp decline in revenues has left many states unprepared to meet budgetary demands, and New York is no exception. A looming budget deficit for 2003 and 2004, the largest of the states, is the result of revenue shortfalls that have only recently been acknowledged. Because of the state's delay in submitting its budget, among the magnitude of the deficit, the impact of non-recurring items and a sharp drop in its reserves, we expect New York state could be downgraded by the major rating agencies. A downgrade would have a negative impact on the fund's returns.


/s/ Gary Swayze

Gary Swayze is the portfolio manager of Liberty New York Tax-Exempt Fund. He is also a senior vice president of Colonial Management Associates, Inc., an affiliate of Columbia Management Group, Inc.

--------------------
Tax exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and-the creditworthiness of issues held in the fund. Tax-exempt mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Single-state municipal bond funds pose additional risks due to limited geographical diversification. Because the fund may invest a percentage of its total assets in a single issuer, it may have increased risk compared to a similar diversified fund.

[bar chart data]:

 TOP 5 SECTORS AS OF 1/31/03 (%)

 Special non-property tax   16.5
 State appropriated         13.7
 Education                   9.4
 Local general obligations   6.5
 Toll facilities             6.3

Sector weightings are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same sector breakdown in the future.

[bar chart data]:

 MATURITY BREAKDOWN (%)
                  As of    As of
                 1/31/03   1/31/02
                 -------   -------
0-7 years          2.0      0.7
7-10 years        13.7     11.5
10-15 years       36.6     27.6
15-20 years       26.5     36.6
20-25 years       10.8      9.9
25 years and over  8.1     11.8
Cash equivalents   2.3      1.9

Maturity breakdowns are calculated as a percentage of total investments, including short-term obligations. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain these maturity breakdowns in the future.


[pie chart data]:

 QUALITY BREAKDOWN AS OF 1/31/03 (%)

AAA:             42.2
AA:              33.7
A:                7.9
BBB:              5.7
BB:               0.9
Non-rated:        7.3
Cash equivalents: 2.3

Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings show in the quality breakdowns represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Services, Inc.

Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same quality breakdowns in the future.

INVESTMENT PORTFOLIO

January 31, 2003

Municipal Bonds - 96.5%               Par         Value
--------------------------------------------------------------------------------
EDUCATION - 9.4%
New York City Industrial
   Development Agency:
   Marymount School Academy,
   Series 2001,
     5.125% 09/01/21            $ 625,000     $ 623,856
   New York University,
   Series 2001,
     5.375% 07/01/16              500,000       541,275
State Dormitory Authority:
   New York University:
   Series 1998 A,
     5.750% 07/01/27            2,000,000     2,288,720
   Series 2001,
     5.500% 07/01/15              425,000       467,611
   Series 2001 I,
     5.500% 07/01/14              945,000     1,068,313
   Series 2002 B,
     5.250% 11/15/26 (a)        1,500,000     1,637,625
   Pace University,
   Series 1997,
     6.500% 07/01/11            1,000,000     1,202,080
   Pratt Institute,
   Series 1999,
     6.000% 07/01/24            1,000,000     1,087,840
   University of Rochester,
   Series 2000,
     (b) 07/01/14
     (5.700% 07/01/10)          1,000,000       728,100
   Yeshiva University,
   Series 2001,
     5.375% 07/01/15              400,000       435,980
Tompkins County Industrial
   Development Agency,
   Cornell University,
   Series 2000,
     5.625% 07/01/20            1,000,000     1,168,660
                                          -------------
                                             11,250,060
                                          -------------
--------------------------------------------------------------------------------
HEALTH CARE - 5.7%
Congregate Care Retirement - 1.5%
State Dormitory Authority,
   Miriam Osborn Memorial Home,
   Series 2000 B,
     6.875% 07/01/19            1,000,000     1,130,150
Suffolk County Industrial
   Development Agency,
   Jefferson Ferry,
   Series 1999 A,
     7.200% 11/01/19              600,000       623,646
                                          -------------
                                              1,753,796
                                          -------------


                                      Par         Value
--------------------------------------------------------------------------------
Hospitals - 3.1%
State Dormitory Authority,
   New Island Hospital,
   Series 1999 A,
     5.750% 07/01/19           $1,215,000   $ 1,320,656
State Industrial Development
   Agency:
   Parking Facility Revenue,
   Royal Charter, Presbyterian,
   Series 2001,
     5.375% 12/15/16            1,000,000     1,100,850
   Staten Island University Hospital,
   Series 2002 C,
     6.450% 07/01/32              750,000       755,610
Yonkers Industrial Development
   Agency, St. John's Riverside
   Hospital, Series 2001 A,
     6.800% 07/01/16              480,000       494,914
                                          -------------
                                              3,672,030
                                          -------------
Nursing Homes - 1.1%
Essex County Industrial
   Development Agency, Moses
   Ludington Nursing Home,
   Series 2000 A,
     6.200% 02/01/30           1,250,000      1,378,938
                                          -------------
--------------------------------------------------------------------------------
HOUSING - 4.6%
Assisted Living/Senior - 3.1%
Glen Cove Housing Authority,
   Series 1996,
     8.250% 10/01/26             985,000      1,016,894
Huntington Housing Authority,
   Gurwin Jewish Senior Center,
   Series 1999,
     5.875% 05/01/19            1,500,000     1,320,615
Mount Vernon Industrial
   Development Agency,
   Series 1999:
     6.150% 06/01/19            1,000,000       893,100
     6.200% 06/01/29             615,000        528,383
                                          -------------
                                              3,758,992
                                          -------------
Multi-Family - 1.5%
Hudson Housing Development
   Corp., Providence
   Hall-Schuyler Court Project,
   Series 1992 A,
     6.500% 01/01/25             750,000        757,575
Nyack Housing Assistance Corp.,
   Nyack Plaza Apartments,
   Series 1979,
     7.375% 06/01/21             940,692        942,827
State Housing Finance Agency,
   Series 1989 B,
     7.550% 11/01/29              85,000         85,672
                                          -------------
                                              1,786,074
                                          -------------
--------------------------------------------------------------------------------


See notes to investment portfolio.

January 31, 2003


Municipal Bonds (continued)           Par         Value
--------------------------------------------------------------------------------
INDUSTRIAL - 1.8%
Forest Products - 0.4%
Essex County Industrial
   Development Agency,
   International Paper Corp.,
   Series 1999 A,
     6.450% 11/15/23            $ 500,000    $  519,650
                                          -------------
Manufacturing - 0.5%
Monroe County Industrial
   Development Agency,
   Yorkmill Realty Association,
   Series 1986,
     9.500% 12/01/06              560,000       567,202
                                          -------------
Oil & Gas - 0.9%
State Energy Research &
   Development Authority,
   Central Hudson Gas & Electric
   Corp., Series 1999,
     5.450% 08/01/27            1,000,000     1,041,940
                                          -------------
--------------------------------------------------------------------------------
OTHER - 5.2%
Other - 0.4%
Counties Tobacco Trust II,
   Tobacco Settlement Pass-
   Through Bonds, Series 2001,
     5.750% 06/01/43              500,000       480,310
                                          -------------
Pool/Bond Bank - 4.4%
State Environmental
   Facilities Corp.:
   Series 2001,
     5.250% 11/15/15            2,000,000     2,160,120
   Series 2002 D,
     5.375% 06/15/16            1,000,000     1,096,710
   Series 2002 K,
     5.500% 06/15/17            1,250,000     1,419,588
   Series 2002 L,
     5.000% 11/15/08              500,000       559,325
                                          -------------
                                              5,235,743
                                          -------------
Refunded/Escrowed (c) - 0.4%
State Dormitory Authority,
   State University of New York,
   Series 1990 B,
     7.500% 05/15/11              405,000       514,046
                                          -------------
--------------------------------------------------------------------------------




                                      Par         Value
--------------------------------------------------------------------------------
OTHER REVENUE - 2.2%
Recreation - 2.2%
Hamilton Industrial Development
   Agency, Adirondack Historical
   Association, Series 1998 A,
     5.250% 11/01/18            $ 500,000   $   511,780
New York City Cultural Trust,
   American Museum of Natural
   History, Series 1999 A,
     5.750% 07/01/29            2,000,000     2,170,400
                                          -------------
                                              2,682,180
                                          -------------
--------------------------------------------------------------------------------
RESOURCE-RECOVERY - 0.9%
Niagara County Industrial
   Development Agency, American
   Refining Fuel Co.,
   Series 2001 C,
     5.625% 11/15/24            1,000,000     1,045,860
                                          -------------
--------------------------------------------------------------------------------
TAX-BACKED - 39.7%
Local Appropriated - 1.0%
State Dormitory Authority:
   Judicial Facilities,
   Series 1991 A,
     9.500% 04/15/14              100,000       114,676
   Municipal Health Facilities,
   Series 2001 1,
     5.500% 01/15/13              500,000       552,930
   Westchester County,
   Series 1998,
     (d) 08/01/19               1,200,000       551,292
                                          -------------
                                              1,218,898
                                          -------------
Local General Obligations - 6.5%
Brockport Central School District,
   Series 2001,
     5.500% 06/15/14              560,000       632,839
Buffalo School,
   Series 2001 D,
     5.500% 12/15/13              620,000       689,390
Children's Trust Fund,
   Series 2002,
     5.625% 05/15/43            1,250,000     1,188,025
Greece Central School District,
   Series 1992,
     6.000% 06/15/16              950,000     1,128,923
Mount Sinai School District,
   Series 1992,
     6.200% 02/15/19            1,005,000     1,212,723
New York City:
   Series 2001 A,
     5.250% 11/01/11            1,000,000     1,106,630
   Series 2001 H,
     5.250% 03/15/15            1,750,000     1,883,858
                                          -------------
                                              7,842,388
                                          -------------


See notes to investment portfolio.

January 31, 2003


Municipal Bonds (continued)           Par         Value
--------------------------------------------------------------------------------
TAX-BACKED (continued)
Special Non-Property Tax - 16.5%
Metropolitan Transportation
   Authority, Series 1998 A,
     4.500% 04/01/18           $2,000,000   $ 2,090,420
New York City Transitional
   Finance Authority:
   Series 1998 C,
     4.750% 05/01/23            3,000,000     2,934,870
   Series 2001 B,
     5.250% 05/01/15            1,000,000     1,083,110
State Local Government
   Assistance Corp.:
   Series 1993 C,
     5.500% 04/01/17            2,100,000     2,332,092
   Series 1993 E:
     5.000% 04/01/21            6,650,000     6,834,005
     6.000% 04/01/14            3,945,000     4,561,840
                                          -------------
                                             19,836,337
                                          -------------
State Appropriated - 13.7%
State Dormitory Authority:
   City University:
   Series 1990 C,
     7.500% 07/01/10            1,500,000     1,809,030
   Series 1993 A:
     5.500% 05/15/13            3,500,000     3,927,105
     6.000% 07/01/20            2,000,000     2,340,840
   State University:
   Series 1999,
     5.250% 05/15/18            1,000,000     1,142,250
   Series 2000 C,
     5.750% 05/15/17            1,000,000     1,157,010
   University of New York,
   Series 1990 B,
     7.500% 05/15/11              845,000     1,033,013
State Urban Development Corp.:
   Series 1993 A,
     5.500% 01/01/14            1,000,000     1,125,940
   Series 2000 D,
     5.000% 01/01/12            1,000,000     1,079,220
   Series 2002 A,
     5.500% 01/01/17            1,500,000     1,647,075
Triborough Bridge & Tunnel
   Authority, Javits Convention
   Center Project,
   Series 1990 E,
     7.250% 01/01/10            1,000,000     1,183,640
                                          -------------
                                             16,445,123
                                          -------------





                                      Par         Value
--------------------------------------------------------------------------------
State General Obligations - 2.0%
PR Commonwealth of Puerto Rico
   Aqueduct & Sewer Authority,
   Series 1995,
     6.250% 07/01/12           $2,000,000   $ 2,312,720
                                          -------------
--------------------------------------------------------------------------------
TRANSPORTATION - 13.4%
Airports - 2.1%
JFK International Airport Project,
   American Airlines,
   Series 2002 A,
     8.000% 08/01/12            1,000,000       577,500
New York City Industrial
   Development Agency,
   Series 2001 A:
     5.500% 07/01/28            1,000,000       924,760
     6.000% 07/01/27            1,000,000       981,720
                                          -------------
                                              2,483,980
                                          -------------
Toll Facilities - 6.3%
State Thruway Authority:
   Highway & Bridging Trust Fund:
   Series 2000 A,
     5.750% 04/01/17            1,000,000     1,109,640
   Series 2000 B,
     5.500% 04/01/10            1,000,000     1,131,030
   Series 2001 B,
     5.250% 04/01/15              500,000       538,535
   Triborough Bridge & Tunnel
   Authority:
   Series 1992 Y,
     5.500% 01/01/17            1,300,000     1,470,105
   Series 1993 B,
     5.000% 01/01/20              500,000       531,160
   Series 2002,
     5.500% 11/15/20            1,000,000     1,122,770
   Series 2002 B,
     5.250% 11/15/15            1,500,000     1,649,835
                                          -------------
                                              7,553,075
                                          -------------
Transportation - 5.0%
Metropolitan Transportation
   Authority:
   Series 1993 O,
     5.500% 07/01/17            1,000,000     1,134,830
   Series 2002 E,
     5.500% 11/15/14            1,500,000     1,700,685
Port Authority of New York &
   New Jersey, Series 1993,
     5.375% 03/01/28            2,000,000     2,120,660
PR Commonwealth of Puerto Rico
   Highway & Transportation
   Authority, Series 2002 E,
     5.500% 07/01/21            1,000,000     1,125,610
                                          -------------
                                              6,081,785
                                          -------------
--------------------------------------------------------------------------------


See notes to investment portfolio.

January 31, 2003


Municipal Bonds (continued)           Par         Value
--------------------------------------------------------------------------------
UTILITY - 13.6%
Independent Power Producer - 2.8%
New York City Industrial
   Development Agency, Brooklyn
   Navy Yard Partners,
   Series 1997,
     6.200% 10/01/22            $ 750,000   $   776,085
Port Authority of New York &
   New Jersey, KIAC Partners,
   Series 1996 IV,
     6.750% 10/01/19            2,000,000     2,054,840
Suffolk County Industrial
   Development Agency,
   Nissequogue Cogen Partners,
   Series 1998,
     5.500% 01/01/23              650,000       586,391
                                          -------------
                                              3,417,316
                                          -------------
Investor Owned - 1.5%
State Energy Research &
   Development Authority,
   Brooklyn Union Gas Co.,
   Series 1993, IFRN,
     10.830% 04/01/20 (a)       1,500,000     1,822,950
                                          -------------
Municipal Electric - 5.1%
Long Island Power Authority,
   Series 2000 A:
     (d) 06/01/15               1,500,000       873,765
     (d) 06/01/18               1,000,000       491,240
State Power Authority,
   Series 2002 A,
     4.750% 11/15/22            1,500,000     1,480,950
PR Commonwealth of Puerto Rico
   Electric Power Authority:
   Series 1998 DD,
     4.500% 07/01/19            1,000,000     1,004,350
   Series 2002 KK,
     5.500% 07/01/15            2,000,000     2,282,840
                                          -------------
                                              6,133,145
                                          -------------
Water & Sewer - 4.2%
Albany Municipal Water Finance
   Authority, Series 2000 A,
     6.375% 12/01/17              200,000       236,780
New York City Municipal Water
   Finance Authority:
   Series 1998 D,
     4.750% 06/15/25            2,200,000     2,161,214
   Series 2001 D,
     (d) 06/15/17               3,000,000     1,545,180
   Series 2002 A,
     5.375% 06/15/15            1,000,000     1,092,640
                                          -------------
                                              5,035,814
                                          -------------
Total Municipal Bonds
   (cost of $107,645,814)                   115,870,352
                                          -------------




Short-Term Obligations - 2.3%         Par         Value
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (e) - 2.3%
IA State Finance Authority,
   Drake University, Series 2001,
     1.350% 07/01/31            $ 200,000     $ 200,000
ID Health Facilities Authority,
   St. Lukes Regional Medical
   Center, Series 1995,
     1.300% 05/01/22              500,000       500,000
IL Quad Cities Regional
   Economic Development
   Authority, Two Rivers YMCA
   Project, Series 2002,
     1.350% 12/01/31              100,000       100,000
IN State Health Facilities
   Financing Authority, Golden
   Years Homestead,
   Series 2002 A,
     1.150% 06/01/25              500,000       500,000
MI State Strategic Fund Ltd.,
   Detroit Symphony,
   Series 2001 A,
     1.300% 06/01/31              100,000       100,000
MN Minneapolis,
   Series 1998 B,
     1.200% 12/01/16              200,000       200,000
MO State Health & Educational
   Facilities Authority, Rockhurst
   University, Series 2002,
     1.300% 11/01/32              400,000       400,000
MS Jackson County Pollution
   Control, Chevron Corp.,
   Series 1993,
     1.250% 06/01/23              200,000       200,000
NY Long Island Power Authority,
   Series 1998 2B,
     1.250% 05/01/33              100,000       100,000
NY New York,
   Series 1993 A7,
     1.250% 08/01/21              300,000       300,000
SD Lower Brule Sioux Tribe,
   Series 1999,
     1.150% 12/01/11              200,000       200,000
                                          -------------
Total Short-Term Obligations
   (cost of $2,800,000)                       2,800,000
                                          -------------
Total Investments - 98.8%
   (cost of $110,445,814)(f)                118,670,352
                                          -------------

Other Assets & Liabilities, Net - 1.2%        1,470,690
-------------------------------------------------------
NET ASSETS - 100.0%                        $120,141,042
                                          =============


See notes to investment portfolio.

January 31, 2003

Notes to Investment Portfolio:
--------------------------------------------------------------------------------
(a) Interest rates on variable rate securities change periodically. The rate listed is as of January 31, 2003.
(b) Stepped coupon bond. Currently accruing at zero. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing this rate.
(c) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(d)  Zero coupon bond.
(e) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of January 31, 2003.
(f)  Cost for federal income tax purposes is $110,112,291.

           Acronym                    Name
           -------                    ----
            IFRN           Inverse Floating Rate Note


See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2003

ASSETS:
Investments, at cost                       $110,445,814
                                           ------------
Investments, at value                      $118,670,352
Cash                                             89,941
Receivable for:
   Fund shares sold                             449,488
   Interest                                   1,280,587
Expense reimbursement due from Advisor            8,760
Deferred Trustees' compensation plan              3,711
                                           ------------
     Total Assets                           120,502,839
                                           ------------
LIABILITIES:
Payable for:
   Fund shares repurchased                       83,958
   Distributions                                172,146
   Management fee                                50,604
   Transfer agent fee                            16,867
   Pricing and bookkeeping fees                   4,948
   Trustees' fee                                    722
   Audit fee                                     23,660
Deferred Trustees' fee                            3,711
Other liabilities                                 5,181
                                           ------------
     Total Liabilities                          361,797
                                           ------------
NET ASSETS                                 $120,141,042
                                           ============
COMPOSITION OF NET ASSETS:
Paid-in capital                            $112,619,916
Undistributed net investment income             318,925
Accumulated net realized loss                (1,022,337)
Net unrealized appreciation on investments    8,224,538
                                           ------------
NET ASSETS                                 $120,141,042
                                           ============
CLASS A:
Net assets                                 $ 67,778,682
Shares outstanding                            8,913,090
                                           ------------
Net asset value per share                  $       7.60(a)
                                           ============
Maximum offering price per share
   ($7.60/0.9525)                          $       7.98(b)
                                           ============
CLASS B:
Net assets                                 $ 43,018,020
Shares outstanding                            5,656,971
                                           ------------
Net asset value and offering
   price per share                         $       7.60(a)
                                           ============
CLASS C:
Net assets                                  $ 9,344,340
Shares outstanding                            1,228,813
                                           ------------
Net asset value and offering
   price per share                         $       7.60(a)
                                           ============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)  On sales of $50,000 or more the offering price is reduced.



STATEMENT OF OPERATIONS

For the Year Ended January 31, 2003

INVESTMENT INCOME:
Interest                                     $5,648,637
                                             ----------
EXPENSES:
Management fee                                  549,206
Distribution fee:
   Class B                                      293,080
   Class C                                       43,028
Service fee                                     236,879
Pricing and bookkeeping fees                     60,772
Transfer agent fee                              176,348
Trustees' fee                                    10,716
Custody fee                                       4,944
Other expenses                                   59,199
                                             ----------
   Total Expenses                             1,434,172
Fees and expenses waived or reimbursed
   by Advisor                                  (201,316)
Fees waived by Distributor-- Class C            (17,254)
Custody earnings credit                             (44)
                                             ----------
   Net Expenses                               1,215,558
                                             ----------
Net Investment Income                         4,433,079
                                             ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FUTURES CONTRACTS:
Net realized gain (loss) on:
   Investments                                  423,652
   Futures contracts                           (466,079)
                                             ----------
     Net realized loss                          (42,427)
                                             ----------
Net  change in unrealized appreciation/
   depreciation on:
   Investments                                2,411,217
   Futures contracts                              2,089
                                             ----------
     Net change in unrealized
       appreciation/depreciation              2,413,306
                                             ----------
Net Gain                                      2,370,879
                                             ----------

Net Increase in Net Assets from Operations   $6,803,958
                                             ----------

See notes to financial statements.

 STATEMENT OF CHANGES IN NET ASSETS



INCREASE (DECREASE)            YEAR ENDED JANUARY 31,
IN NET ASSETS:                    2003        2002
-------------------------------------------------------
OPERATIONS:
Net investment income         $ 4,433,079  $ 4,114,195
Net realized gain (loss) on
   investments and futures
   contracts                      (42,427)     706,849
Net change in unrealized
   appreciation/depreciation
   on investments and
   futures contracts            2,413,306       90,041
                              -----------  ------------
Net Increase from Operations    6,803,958    4,911,085
                              -----------  ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                     (2,820,862)  (2,450,247)
   Class B                     (1,399,201)  (1,360,282)
   Class C                       (219,557)     (93,515)
                              -----------  ------------
Total Distributions Declared
   to Shareholders             (4,439,620)  (3,904,044)
                              -----------  ------------

SHARE TRANSACTIONS:
Class A:
   Subscriptions               19,722,065   22,883,526
   Distributions reinvested     1,490,440    1,184,436
   Redemptions                (15,079,397) (12,242,320)
                              -----------  ------------
     Net Increase               6,133,108   11,825,642
                              -----------  ------------
Class B:
   Subscriptions               15,130,982   11,283,669
   Distributions reinvested       720,180      644,453
   Redemptions                (10,078,215) (16,932,705)
                              -----------  ------------
     Net Increase (Decrease)    5,772,947   (5,004,583)
                              -----------  ------------
Class C:
   Subscriptions                7,168,183    4,155,488
   Distributions reinvested       137,314       72,672
   Redemptions                 (2,117,231)  (1,040,937)
                              -----------  ------------
     Net Increase               5,188,266    3,187,223
                              -----------  ------------
Net Increase from Share
   Transactions                17,094,321   10,008,282
                              -----------  ------------
Total Increase in Net Assets   19,458,659   11,015,323

NET ASSETS:
Beginning of period           100,682,383   89,667,060
                              -----------  ------------
End of period (including
   undistributed net
   investment income of
   $318,925 and $325,453,
   respectively)             $120,141,042 $100,682,383
                              ===========  ============






                               YEAR ENDED JANUARY 31,
                                 2003        2002
-------------------------------------------------------
CHANGES IN SHARES:
Class A:
   Subscriptions                2,586,775    3,097,140
   Issued for distributions
     reinvested                   196,822      160,612
   Redemptions                 (1,971,698)  (1,659,421)
                              -----------  ------------
      Net Increase                811,899    1,598,331
                              -----------  ------------

Class B:
   Subscriptions                1,995,518    1,518,833
   Issued for distributions
     reinvested                    95,075       87,070
   Redemptions                 (1,335,151)  (2,294,085)
                              -----------  ------------
      Net Increase (Decrease)     755,442     (688,182)
                              -----------  ------------

Class C:
   Subscriptions                  940,537      560,801
   Issued for distributions
     reinvested                    18,112        9,774
   Redemptions                   (282,911)    (140,061)
                              -----------  ------------
      Net Increase                675,738      430,514
                              -----------  ------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

January 31, 2003


NOTE 1. ACCOUNTING POLICIES

Organization:

Liberty New York Tax Exempt Fund (the "Fund"), a series of Liberty Funds Trust V (the "Trust"), is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and New York state personal income tax. The Fund also provides opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation and Transactions:

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Certain securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

Determination of Class Net Asset Values and Financial Highlights:

All income, expenses (other than Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

Federal Income Taxes:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

Interest Income, Debt Discount and Premium:

Interest income is recorded on the accrual basis. Premium and discount are being amortized and accreted, respectively, on all debt securities.

January 31, 2003



Distributions to Shareholders:

The Fund declares and records distributions daily and pays monthly.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for discount accretion on debt securities, straddle deferrals, current year distribution payable, capital loss carryforwards, non-deductible expenses and post-October losses. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended January 31, 2003, permanent items identified and reclassified among the components of net assets are as follows:

      Undistributed     Accumulated
     Net Investment    Net Realized      Paid-In
         Income            Loss          Capital
         ------            ----          -------
           $13             $(13)           $--

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions paid during 2003 and 2002 was as follows:

                                 2003           2002
                                 ----           ----
Distributions paid from:
   Tax-exempt income       $4,436,726     $3,904,044
   Ordinary income              2,894             --
                           ----------     ----------
                           $4,439,620     $3,904,044
                           ----------     ----------

As of January 31, 2003, the components of distributable earnings on a tax basis were as follows:

      Undistributed   Undistributed
       Tax-Exempt       Long-Term      Unrealized
         Income       Capital Gains   Appreciation
         ------       -------------   ------------
        $164,090         $206,469      $8,558,061

Under current tax rules, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of January 31, 2003 for federal income tax purposes, post-October losses of $511,754 attributable to security transactions were deferred to February 1, 2003.


NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

Management Fee:

Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's pro-rata portion of the combined average daily net assets of the Fund, Liberty California Tax-Exempt Fund, Liberty Connecticut Tax-Exempt Fund and Liberty Massachusetts Tax-Exempt Fund as follows:

      Average Daily Net Assets   Annual Fee Rate
      ------------------------   ---------------
       First $2 billion               0.50%
       Over $2 billion                0.45%

For the year ended January 31, 2003, the management fee rate was 0.50%.

Prior to November 4, 2002, the monthly management fee was based on the Fund's pro-rata portion of the combined average daily net assets of the Fund, Liberty California Tax-Exempt Fund, Liberty Connecticut Tax-Exempt Fund, Liberty Massachusetts Tax-Exempt Fund and Liberty Ohio Tax-Exempt Fund at the same annual fee rates as described above.

Pricing and Bookkeeping Fees:

The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement") the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the year ended January 31, 2003, the net asset based fee rate was 0.035%. The Fund also pays out-of-pocket costs for pricing services.

Transfer Agent Fee:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a

January 31, 2003

monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Underwriting Discounts, Service and Distribution Fees:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. For the year ended January 31, 2003, the Fund has been advised that the Distributor retained net underwriting discounts of $28,052 on sales of the Fund's Class A shares and received contingent deferred sales charges ("CDSC") of $84,049 and $9,663 on Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor. The fee is calculated by adding (1) 0.10% annually of the net assets attributable to shares issued prior to December 1, 1994 and (2) 0.25% annually of the net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee payable by the Fund that is a blend between the 0.10% and 0.25% annual rates. For the year ended January 31, 2003, the Fund's service fee rate was 0.22%.

The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.45% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Expense Limits:

The Advisor has voluntarily agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.60% annually of the Fund's average daily net assets.

Other:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $44 of custody fees were reduced by balance credits for the year ended January 31, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

Investment Activity:

During the year ended January 31, 2003, purchases and sales of investments, other than short-term obligations, were $27,243,508 and $11,825,569, respectively.

Unrealized appreciation (depreciation) at January 31, 2003, based on cost of investments for federal income tax purposes, was:

     Gross unrealized appreciation         $9,598,938
     Gross unrealized depreciation         (1,040,877)
                                           ----------
     Net unrealized appreciation           $8,558,061
                                           ==========

Other:

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may invest in municipal and U.S. Treasury futures contracts and purchase and write options on futures. The Fund may invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve

January 31, 2003

amounts exceeding the amount recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. As of January 31, 2003, the Fund had no open futures contracts.

NOTE 5. LINE OF CREDIT

The Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total net assets (exclusive of borrowings). The Fund is part of a $200,000,000 credit facility that has been set up as a means of borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or
(3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. In addition, a commitment fee of 0.10% per annum on the unused commitment shall be paid quarterly by each fund based on the relative asset size of each fund to the Trust as a whole. The commitment fee is included in "Other expenses" on the Statement of Operations. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire $200,000,000 at any particular time. For the year ended January 31, 2003, the Fund had no borrowings under the agreement.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:




                                                                    Year Ended January 31,
                                           ------------------------------------------------------------------------------
Class A Shares                                 2003             2002              2001            2000             1999
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   Beginning of Period                       $ 7.43           $ 7.34           $ 6.68           $ 7.49           $ 7.38
                                            -------          -------          -------          -------          -------
Income from
   Investment Operations:
Net investment income                          0.33(a)          0.34(a)(b)       0.35(c)          0.35(c)          0.36
Net realized and unrealized gain (loss)
   on investments and futures contracts        0.17             0.07(b)          0.67            (0.81)            0.11
                                            -------          -------          -------          -------          -------
   Total from Investment Operations            0.50             0.41             1.02            (0.46)            0.47
                                            -------          -------          -------          -------          -------
Less Distributions
   Declared to Shareholders:
From net investment income                    (0.33)           (0.32)           (0.36)           (0.35)           (0.35)
In excess of net investment income               --               --               --               --            (0.01)
                                            -------          -------          -------          -------          -------
   Total Distributions Declared
     to Shareholders                          (0.33)           (0.32)           (0.36)           (0.35)           (0.36)
                                            -------          -------          -------          -------          -------
Net Asset Value,
   End of Period                             $ 7.60           $ 7.43           $ 7.34           $ 6.68           $ 7.49
                                            =======          =======          =======          =======          =======
Total return (d)(e)                           6.81%            5.75%           15.58%           (6.34)%           6.61%
                                            =======          =======          =======          =======          =======
Ratios to Average Net Assets/
   Supplemental Data:
Expenses (f)                                  0.82%            0.79%            0.79%            0.79%            0.77%
Net investment income (f)                     4.32%            4.61%(b)         5.02%            4.90%            4.78%
Waiver/reimbursement                          0.18%            0.21%            0.22%            0.18%            0.16%
Portfolio turnover rate                         11%               9%              18%              17%              28%
Net assets, end of period (000's)          $ 67,779         $ 60,165         $ 47,733         $ 43,471         $ 55,348


(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.55% to 4.61%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.
(c) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than $0.01%.

Selected data for a share outstanding throughout each period is as follows:



                                                                    Year Ended January 31,
                                           ------------------------------------------------------------------------------
Class B Shares                                 2003             2002              2001            2000             1999
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   Beginning of Period                       $ 7.43           $ 7.34           $ 6.68           $ 7.49           $ 7.38
                                            -------          -------          -------          -------          -------
Income from
   Investment Operations:
Net investment income                          0.27(a)          0.29(a)(b)       0.30(c)          0.29(c)          0.30
Net realized and unrealized gain (loss)
   on investments and futures contracts        0.17             0.07(b)          0.67            (0.81)            0.12
                                            -------          -------          -------          -------          -------
   Total from Investment Operations            0.44             0.36             0.97            (0.52)            0.42
                                            -------          -------          -------          -------          -------
Less Distributions
   Declared to Shareholders:
From net investment income                    (0.27)           (0.27)           (0.31)           (0.29)           (0.30)
In excess of net investment income               --               --               --               --            (0.01)
                                            -------          -------          -------          -------          -------
   Total Distributions Declared
     to Shareholders                          (0.27)           (0.27)           (0.31)           (0.29)           (0.31)
                                            -------          -------          -------          -------          -------
Net Asset Value,
   End of Period                             $ 7.60           $ 7.43           $ 7.34           $ 6.68           $ 7.49
                                            =======          =======          =======          =======          =======
Total return (d)(e)                           6.02%            4.99%           14.74%           (7.04)%           5.80%
                                            =======          =======          =======          =======          =======
Ratios to Average Net Assets/
   Supplemental Data:
Expenses (f)                                  1.57%            1.54%            1.54%            1.54%            1.52%
Net investment income (f)                     3.57%            3.86%(b)         4.27%            4.15%            4.03%
Waiver/reimbursement                          0.18%            0.21%            0.22%            0.18%            0.16%
Portfolio turnover rate                         11%               9%              18%              17%              28%
Net assets, end of period (000's)          $ 43,018         $ 36,409         $ 41,034         $ 44,747         $ 54,079


(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase net investment income per share by $0.01, decrease net realized and unrealized gain per share by $0.01 and increase the ratio of net investment income to average net assets from 3.80% to 3.86%. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.
(c) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than $0.01%.

Selected data for a share outstanding throughout each period is as follows:



                                                                    Year Ended January 31,
                                           ------------------------------------------------------------------------------
Class C Shares                                 2003             2002              2001            2000             1999
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   Beginning of Period                       $ 7.43           $ 7.34           $ 6.68           $ 7.49           $ 7.38
                                            -------          -------          -------          -------          -------
Income from
   Investment Operations:
Net investment income                          0.29(a)          0.31(a)(b)       0.32(c)          0.31(c)          0.32
Net realized and unrealized gain (loss)
   on investments and futures contracts        0.17             0.07(b)          0.67            (0.81)            0.12
                                            -------          -------          -------          -------          -------
   Total from Investment Operations            0.46             0.38             0.99            (0.50)            0.44
                                            -------          -------          -------          -------          -------
Less Distributions
   Declared to Shareholders:
From net investment income                    (0.29)           (0.29)           (0.33)           (0.31)           (0.32)
In excess of net investment income               --               --               --               --            (0.01)
                                            -------          -------          -------          -------          -------
   Total Distributions Declared
     to Shareholders                          (0.29)           (0.29)           (0.33)           (0.31)           (0.33)
                                            -------          -------          -------          -------          -------
Net Asset Value,
   End of Period                             $ 7.60           $ 7.43           $ 7.34           $ 6.68           $ 7.49
                                            =======          =======          =======          =======          =======
Total return (d)(e)                           6.34%            5.29%           15.07%           (6.76)%           6.13%
                                            =======          =======          =======          =======          =======
Ratios to Average Net Assets/
   Supplemental Data:
Expenses (f)                                  1.27%            1.24%            1.24%            1.24%            1.22%
Net investment income (f)                     3.87%            4.16%(b)         4.57%            4.45%            4.33%
Waiver/reimbursement                          0.48%            0.51%            0.52%            0.48%            0.46%
Portfolio turnover rate                         11%               9%              18%              17%              28%
Net assets, end of period (000's)           $ 9,344          $ 4,108           $  900           $  654           $  720


(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.10% to 4.16%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.
(c) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than $0.01%.

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES OF LIBERTY FUNDS TRUST V
AND THE SHAREHOLDERS OF LIBERTY NEW YORK TAX-EXEMPT FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liberty New York Tax-Exempt Fund (the "Fund") (a series of Liberty Funds Trust V) at January 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
March 18, 2003

UNAUDITED INFORMATION

FEDERAL INCOME TAX INFORMATION:

For the fiscal year ended January 31, 2003, the Fund designated long-term capital gains of $206,469.

99.93% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

TRUSTEES

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee, and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty funds. The Statement of Additional Information
(SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.


                                         Year first                                        Number of
                                         elected or                                   portfolios in fund   Other
                           Position with  appointed       Principal occupation(s)      complex overseen directorships
Name, address and age      Liberty Funds1 to office       during past five years          by trustee        held
-------------------------------------------------------------------------------------------------------------------
Disinterested Trustees

Douglas A. Hacker (age 47)     Trustee      1996     Executive Vice President-Strategy of     103           None
c/o Liberty Funds Group LLC                          United Airlines since December 2002
One Financial Center                                 (formerly President of UAL Loyalty
Boston, MA 02111                                     Services and Executive Vice President
                                                     of United Airlines (airline) from
                                                     September 2001 to December 2002;
                                                     (formerly Executive Vice President
                                                     from July 1999 to September 2001);
                                                     Chief Financial Officer of United
                                                     Airlines since July 1999; Senior Vice
                                                     President and Chief Financial Officer
                                                     of UAL, Inc. prior thereto

Janet Langford Kelly (age 45)  Trustee      1996     Executive Vice President-Corporate       103           None
c/o Liberty Funds Group LLC                          Development and Administration, General
One Financial Center                                 Counsel and Secretary, Kellogg Company
Boston, MA 02111                                     (food manufacturer), since September
                                                     1999; Senior Vice President, Secretary
                                                     and General Counsel, Sara Lee Corporation
                                                     (branded, packaged, consumer-products
                                                     manufacturer) prior thereto

Richard W. Lowry (age 66)      Trustee      1995     Private Investor since 1987 (formerly    105***        None
c/o Liberty Funds Group LLC                          Chairman and Chief Executive Officer,
One Financial Center                                 U.S. Plywood Corporation (building
Boston, MA 02111                                     products manufacturer))

Salvatore Macera (age 71)      Trustee      1998     Private Investor since 1981 (formerly    103           None
c/o Liberty Funds Group LLC                          Executive Vice President and Director
One Financial Center                                 of Itek Corporation (electronics)
Boston, MA 02111                                     from 1975 to 1981)

Charles R. Nelson (age 60)     Trustee      1981     Professor of Economics, University of    118*          None
c/o Liberty Funds Group LLC                          Washington, since January 1976; Ford
One Financial Center                                 and Louisa Van Voorhis Professor of
Boston, MA 02111                                     Political Economy, University of
                                                     Washington, since September 1993;
                                                     Director, Institute for Economic
                                                     Research, University of Washington,
                                                     since September 2001; Adjunct Professor
                                                     of Statistics, University of Washington,
                                                     since September 1980; Associate Editor,
                                                     Journal of Money Credit and Banking,
                                                     since September, 1993; Trustee, Columbia
                                                     Funds since July 2002; consultant on
                                                     economic and statistical matters

John J. Neuhauser (age 59)     Trustee      1985     Academic Vice President and Dean of      105***    Saucony, Inc.
c/o Liberty Funds Group LLC                          Faculties since August 1999, Boston            (athletic footwear) and
One Financial Center                                 College (formerly Dean, Boston College        SkillSoft Corp. (e-learning)
Boston, MA 02111                                     School of Management from September
                                                     1977 to September 1999)

Thomas E. Stitzel (age 66)     Trustee      1998     Business Consultant since 1999           103           None
c/o Liberty Funds Group LLC                          (formerly Professor of Finance from
One Financial Center                                 1975 to 1999 and Dean from 1977 to 1991,
Boston, MA 02111                                     College of Business, Boise State
                                                     University); Chartered Financial Analyst


1 In December 2000, the boards of each of the Liberty Funds and Stein Roe Funds were combined into one board of trustees with common membership. The date shown is the earliest date on which a trustee was elected to either the Liberty Funds board or the former Stein Roe Fund board.


TRUSTEES (CONTINUED)

                                         Year first                                        Number of
                                         elected or                                   portfolios in fund   Other
                           Position with  appointed       Principal occupation(s)      complex overseen directorships
Name, address and age       Liberty Funds to office       during past five years          by trustee        held
-------------------------------------------------------------------------------------------------------------------
Disinterested Trustees

Thomas C. Theobald (age 65)    Trustee      1996     Managing Director, William Blair         103  Xerox Corporation (business
c/o Liberty Funds Group LLC                          Capital Partners (private equity             products and services), Anixter
One Financial Center                                 investing) since September 1994              International (network support
Boston, MA 02111                                     (formerly Chief Executive Officer             equipment distributor), Jones
                                                     and Chairman of the Board of Directors,        Lang LaSalle (real estate
                                                     Continental Bank Corporation)                   management services) and
                                                                                                    MONY Group (life insurance)

Anne-Lee Verville (age 57)     Trustee      1998     Author and speaker on educational        103   Chairman of the Board of
c/o Liberty Funds Group LLC                          systems needs (formerly General               Directors, Enesco Group, Inc.
One Financial Center                                 Manager, Global Education Industry             (designer, importer and
Boston, MA 02111                                     from 1994 to 1997, and President,             distributor of giftware and
                                                     Applications Solutions Division                      collectibles)
                                                     from 1991 to 1994, IBM Corporation
                                                     (global education and global
                                                     applications))

Interested Trustees

William E. Mayer** (age 62)    Trustee      1994     Managing Partner, Park Avenue Equity     105***   Lee Enterprises
c/o Liberty Funds Group LLC                          Partners (private equity fund) since          (print and online media),
One Financial Center                                 February 1999 (formerly Founding Partner,        WR Hambrecht + Co.
Boston, MA 02111                                     Development Capital LLC from November        (financial service provider),
                                                     1996 to February 1999; Dean and Professor,   First Health (health care) and
                                                     College of Business and Management,          Systech Retail Systems (retail
                                                     University of Maryland from October 1992      industry technology provider)
                                                     to November 1996)

Joseph R. Palombo** (age 49)   Trustee      2000     Chief Operating Officer of Columbia      103          None
One Financial Center            and                  Management Group, Inc. (Columbia
Boston, MA 02111              Chairman               Management Group) since November 2001;
                               of the                formerly Chief Operations Officer of
                                Board                Mutual Funds, Liberty Financial Companies,
                                                     Inc. from August 2000 to November 2001;
                                                     Executive Vice President of Stein Roe &
                                                     Farnham, Incorporated (Stein Roe) since
                                                     April 1999; Executive Vice President and
                                                     Director of Colonial Management Associates,
                                                     Inc. since April 1999; Executive Vice
                                                     President and Chief Administrative Officer
                                                     of Liberty Funds Group LLC (LFG) since
                                                     April 1999; Director of Stein Roe since
                                                     September 2000; Trustee and Chairman of
                                                     the Board of Stein Roe Mutual Funds since
                                                     October 2000; Manager of Stein Roe
                                                     Floating Rate Limited Liability Company
                                                     since October 2000; Vice President of
                                                     Galaxy Funds since September 2002;
                                                     (formerly Vice President of Liberty Funds
                                                     from April 1999 to August 2000; Chief
                                                     Operating Officer and Chief Compliance
                                                     Officer, Putnam Mutual Funds from December
                                                     1993 to March 1999)

* In addition to serving as a disinterested trustee of Liberty Funds, Mr. Nelson serves as a disinterested director of Columbia Funds, currently consisting of 15 funds, which are advised by an affiliate of the Advisor.
** Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht + Co., a registered broker-dealer. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.
*** In addition to serving as a trustee of Liberty Funds, Mr. Lowry, Mr. Neuhauser and Mr. Mayer each serve as a director/trustee of Liberty All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.


OFFICERS
                                        Year first
                                        elected or
                         Position with   appointed
Name, address and age     Liberty Funds  to office   Principal occupation(s) during past five years
-------------------------------------------------------------------------------------------------------------------
Joseph R. Palombo (age 49)  President     2002       Chief Operating Officer of Columbia Management Group, Inc. (Columbia Management
One Financial Center                                 Group) since November 2001; formerly Chief Operations Officer of Mutual Funds,
Boston, MA 02111                                     Liberty Financial Companies, Inc. from August 2000 to November 2001; Executive
                                                     Vice President of Stein Roe & Farnham, Incorporated (Stein Roe) since April
                                                     1999; Executive Vice President and Director of Colonial Management Associates,
                                                     Inc. since April 1999; Executive Vice President and Chief Administrative
                                                     Officer of Liberty Funds Group LLC (LFG) since April 1999; Director of Stein
                                                     Roe since September 2000; Trustee and Chairman of the Board of Stein Roe Mutual
                                                     Funds since October 2000; Manager of Stein Roe Floating Rate Limited Liability
                                                     Company since October 2000; Vice President of Galaxy Funds since September
                                                     2002; (formerly Vice President of Liberty Funds from April 1999 to August 2000;
                                                     Chief Operating Officer and Chief Compliance Officer, Putnam Mutual Funds from
                                                     December 1993 to March 1999)

Vicki L. Benjamin (age 41)   Chief        2001       Controller of Liberty Funds, Stein Roe Funds and Liberty All-Star Funds since
One Financial Center       Accounting                May 2002; Chief Accounting Officer of Liberty Funds, Stein Roe Funds and
Boston, MA 02111            Officer                  Liberty All-Star Funds since  June 2001; Controller and Chief Accounting
                                                     Officer of Galaxy Funds since September 2002; Vice President of Liberty Funds since April 2001 (formerly Vice President, Corporate Audit, State Street Bank and Trust Company from May 1998 to April 2001; Audit Manager from July 1994 to June 1997; Senior Audit Manager from July 1997 to May 1998, Coopers &
                                                     Lybrand, LLP)

J. Kevin Connaughton       Treasurer      2000       Treasurer of Liberty Funds and Liberty All-Star Funds since December 2000
(age 38)                                             (formerly Controller of the Liberty Funds and Liberty All-Star Funds from
One Financial Center                                 February 1998 to October 2000); Treasurer of Stein Roe Funds since February
Boston, MA 02111                                     2001 (formerly Controller from May 2000 to February 2001); Treasurer of Galaxy
                                                     Funds since September 2002; Senior Vice President of Liberty Funds since
                                                     January 2001 (formerly Vice President from April 2000 to January 2001; Vice
                                                     President of Colonial Management Associates, Inc. from February 1998 to
                                                     October 2000; Senior Tax Manager, Coopers & Lybrand, LLP from April 1996 to January 1998)

Jean S. Loewenberg         Secretary      2002       Secretary of Liberty Funds, Stein Roe Funds and Liberty All-Star Funds since
(age 57)                                             February 2002; General Counsel of Columbia Management Group since December
One Financial Center                                 2001; Senior Vice President since November 1996, Assistant General Counsel of
Boston, MA 02111                                     Fleet National Bank since September 2002 (formerly Senior Vice President and
                                                     Group Senior Counsel of Fleet National Bank from November 1996 to September
                                                     2002)

TRANSFER AGENT


IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty New York Tax-Exempt Fund is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty New York Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.


Annual Report:
Liberty New York Tax-Exempt Fund

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


                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Liberty New York Tax-Exempt Fund  Annual Report, January 31, 2003

[eagle head logo]

LibertyFunds

A Member of Columbia Management Group

(C)2003 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621


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